SUPPLEMENT DATED FEBRUARY 5, 2001 TO PROSPECTUS DATED MAY 1, 2000
Individual Variable and Fixed Annuity Contract  -  Flexible Purchase Payments
--------------------------------------------------------------------------------

COMMANDER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, Pennsylvania 19172 o Telephone (800) 523-0650
--------------------------------------------------------------------------------

The Expenses table on page 6 of the prospectus is replaced with the following table.

EXPENSES

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments........................................................................None
Maximum Contingent Deferred Sales Charge..........................................1% of purchase payments withdrawn(a)
Transfer Fee...................................................................................................None
Maximum Annual Contract Administration Charge...................................................................$40(b)
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge.............................................................................1.25%
Contract Administration Charge................................................................................0.15%
                                                                                                              -----
Total Separate Account Annual Expenses (Without Rider)........................................................1.40%

Optional Step-up Death Benefit Rider..........................................................................0.20%(c)
                                                                                                              -----
Total Separate Account Annual Expense (With Rider)............................................................1.60%

Optional Rising-floor Death Benefit Rider.....................................................................0.35%(c)
                                                                                                              -----
Total Separate Account Annual Expenses (With Rider)...........................................................1.75%

(a) You do not pay this charge if you wait one year before withdrawing a purchase payment.
(b) You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.
(c) You may purchase an Enhanced Guaranteed Minimum Death Benefit rider with your Contract. The current annual charge for the step-up death benefit rider is 0.20% of the Variable Account Value, and may, at our discretion, be increased in the future to not more than a maximum of 0.25%. The current and guaranteed maximum charge for the rising-floor death benefit rider is 0.35% of the Variable Account Value. You may purchase only one death benefit rider with your contract. See What Charges Do I Pay? in this Prospectus.

The description of the enhanced guaranteed minimum death benefit riders on pages 20 and 21 is amended to state that (i) you may purchase the step-up death benefit rider if the Annuitant is 80 years of age or less and (ii) the step-up death benefit (as described) will be paid if the Annuitant dies before the Annuity Date and before age 80. The charge for the rider remains unchanged - currently 0.20% of the average annual Variable Account Value, with discretion of Penn Mutual to raise the charge in the future to a maximum of 0.25%.

The description of the enhanced guaranteed minimum death benefit riders on pages 20 and 21 is also amended to state that (i) you may purchase the rising-floor death benefit rider if the Annuitant is 80 years of age or less, (ii) the rising floor death benefit may not exceed two times the total purchase payments and transfers allocated to the Variable Account, less withdrawals and transfers out, and (iii) the rising-floor death benefit will be paid if the Annuitant dies before the Annuity Date and before age 80. In addition, the information on the charge for the rider appearing on page 24 of the prospectus is amended to state that the current and guaranteed maximum charge for the rising-floor death benefit rider is 0.35% of the average annual Variable Account Value.